UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2019

Date of reporting period:  May 31, 2018

Item 1. Schedule of Investments.

CrossingBridge Long/Short Credit Fund
Schedule of Investments
May 31, 2018 (Unaudited)

	Principal
	Amount	Value
BANK LOANS - 3.41%
BI-LO LLC
9.980% (1 Month US LIBOR +7.500%), 05/15/2024 (a)	$1,059,000	$1,016,883
Fram Group Holdings, Inc.
8.730% (1 Month US LIBOR + 6.750%), 12/23/2021 (a)	668,241	678,265
Reddy Ice Corp.
7.875% (3 Month US LIBOR + 5.500%), 05/01/2019 (a)	1,232,195	1,231,425
Westmoreland Coal Co.
8.802% (3 Month US LIBOR + 6.500%), 12/16/2020 (a)	987,310	275,213
TOTAL BANK LOANS (Cost $3,816,933)		3,201,786

COMMERCIAL PAPER - 12.73%
Ford Motor Credit Co. LLC
2.499%, 07/02/2018 (b)	6,000,000	5,989,040
Marriott International, Inc.
2.380%, 07/06/2018 (b)	6,000,000	5,985,906
TOTAL COMMERCIAL PAPER (Cost $11,973,316)		11,974,946

CORPORATE BONDS - 58.50%
Beverage and Tobacco Product Manufacturing - 4.84%
Carolina Beverage Group LLC
10.625%, 08/01/2018 (c)	4,530,000	4,547,441

Broadcasting (except Internet) - 4.38%
Salem Media Group, Inc.
6.750%, 06/01/2024 (c)	193,000	183,350
Sirius XM Radio, Inc.
3.875%, 08/01/2022 (c)	1,000,000	970,050
6.000%, 07/15/2024 (c)	1,000,000	1,027,500
5.375%, 07/15/2026 (c)	2,000,000	1,942,500
		4,123,400
Chemical Manufacturing - 4.71%
Hexion, Inc.
10.000%, 04/15/2020	710,000	706,450
10.375%, 02/01/2022 (c)	2,500,000	2,465,625
Kraton Polymers LLC
7.000%, 04/15/2025 (c)	260,000	269,100
NOVA Chemicals Corp.
5.250%, 06/01/2027 (c)(d)	1,046,000	993,700
		4,434,875
Computer and Electronic Product Manufacturing - 5.32%
EMC Corp.
1.875%, 06/01/2018	5,000,000	5,000,000

Fabricated Metal Product Manufacturing - 3.15%
Mueller Industries, Inc.
6.000%, 03/01/2027	3,000,000	2,962,500

Hospitals - 2.18%
Tenet Healthcare Corp.
8.125%, 04/01/2022	1,000,000	1,050,000
6.750%, 06/15/2023	1,000,000	998,750
		2,048,750
Mining (except Oil and Gas) - 0.18%
Westmoreland Coal Co.
8.750%, 01/01/2022 (c)	605,000	166,375

Merchant Wholesalers, Durable Goods - 3.71%
DJO Finance Corp.
10.750%, 04/15/2020 (c)	1,500,000	1,466,250
8.125%, 06/15/2021 (c)	2,000,000	2,022,500
		3,488,750
Miscellaneous Manufacturing - 4.06%
Reynolds Group Issuer, Inc.
5.750%, 10/15/2020	3,785,335	3,813,725

Motion Picture and Sound Recording Industries - 0.15%
Netflix, Inc.
4.875%, 04/15/2028 (c)	150,000	142,703

Nonmetallic Mineral Product Manufacturing - 3.28%
Ardagh Packaging Finance PLC
6.000%, 06/30/2021 (c)(d)	3,042,000	3,083,827

Professional, Scientific, and Technical Services - 3.39%
Nielsen Finance LLC
4.500%, 10/01/2020	3,180,000	3,191,925

Publishing Industries (except Internet) - 3.93%
ACI Worldwide, Inc.
6.375%, 08/15/2020 (c)	2,000,000	2,017,500
Lee Enterprises, Inc.
9.500%, 03/15/2022 (c)	1,607,000	1,675,297
		3,692,797
Telecommunications - 12.61%
HC2 Holdings, Inc.
11.000%, 12/01/2019 (c)	3,343,000	3,408,857
Sprint Communications, Inc.
9.000%, 11/15/2018 (c)	5,985,000	6,137,318
Sprint Corp.
7.250%, 09/15/2021	2,230,000	2,313,625
		11,859,800
Transportation Equipment Manufacturing - 2.61%
American Axle & Manufacturing, Inc.
6.500%, 04/01/2027	2,500,000	2,451,625
TOTAL CORPORATE BONDS (Cost $55,616,854)		55,008,493

	Shares
MONEY MARKET FUNDS - 17.09%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class, 1.640% (e)(f)	7,200,000	7,200,000
First American Government Obligations Fund - Class X, 1.634% (e)(f)	4,434,677	4,434,677
First American Treasury Obligations Fund - Class X, 1.637% (e)(f)	4,434,677	4,434,678
TOTAL MONEY MARKET FUNDS (Cost $16,069,355)		16,069,355

Total Investments (Cost $87,476,458) - 91.73%		86,254,580
Other Assets in Excess of Liabilities - 8.27%		7,777,880
TOTAL NET ASSETS - 100.00%		$94,032,460

Percentages are stated as a percent of net assets.

(a)	Variable rate security. The rate shown is as of May 31, 2018.
(b)	Zero coupon bond. The effective yield is listed.
(c)	Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.
(d)	Foreign issued security.
(e)	All or a portion of this security is pledged as collateral for securities sold short.
(f)	Seven day yield as of May 31, 2018.

CrossingBridge Long/Short Credit Fund
Schedule of Securities Sold Short
May 31, 2018 (Unaudited)

	Principal
	Amount	Value
SECURITIES SOLD SHORT - (7.15)%
Cable and Other Subscription Programming - (2.01)%
CSC Holdings LLC
5.250%, 06/01/2024	$(2,000,000)	$(1,895,400)
Clothing Stores - (1.09)%
L Brands, Inc.
5.625%, 10/15/2023	(1,000,000)	(1,027,500)
Grain and Oilseed Milling - (2.88)%
Post Holdings, Inc.
5.500%, 03/01/2025 (a)	(993,000)	(980,588)
5.750%, 03/01/2027 (a)	(1,780,000)	(1,726,048)
		(2,706,636)
Semiconductor and Other Electronic Component Manufacturing - (1.17)%
Advanced Micro Devices, Inc.
7.500%, 08/15/2022	(1,000,000)	(1,097,600)
TOTAL CORPORATE BONDS		(6,727,136)
TOTAL SECURITIES SOLD SHORT (Proceeds $7,122,577)		$(6,727,136)

(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Long/Short Credit Fund, formerly Collins Long/Short Credit Fund (the “Fund”) represents a distinct nondiversified series with its own investment objective and policies within the Trust. The investment objective of the Fund is absolute total returns over a complete market cycle. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The Fund’s inception date was February 27, 2015 and it commenced investment operations on March 1, 2015  the Institutional Class shares. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Collins Capital Investments, LLC (“Collins”), the Fund’s then investment adviser. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Swap agreements, such as credit default swaps, interest rate swaps and currency swaps, are priced by an approved independent pricing service (“Pricing Service”). Forward currency contracts are valued at the mean between the bid and asked prices by an approved Pricing Service. Commodities futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading. Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded. Bank loans are valued at prices supplied by a Pricing Service, if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including corporate bonds, bank loans, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using constant yield method over the life of the security.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.

These inputs are summarized in the three broad levels listed below:
Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of May 31, 2018:

CrossingBridge Long/Short Credit Fund
	Level 1	Level 2	Level 3	Total
Assets(1):
Bank Loans	$-	$3,201,786	$-	$3,201,786
Commercial Paper	-	11,974,946	-	11,974,946
Corporate Bonds	-	55,008,493	-	55,008,493
Money Market Funds	16,069,355	-	-	16,069,355
Total Assets	$16,069,355	$70,185,225	$-	$86,254,580

Liabilities:
Securities Sold Short
Corporate Bonds	$-	$(6,727,136)	$-	$(6,727,136)
Total Liabilities	$-	$(6,727,136)	$-	$(6,727,136)

(1) See the Schedule of Investments for industry classifications

The Fund did not have any transfers between any levels for the period ended May 31, 2018. It is the Fund’s policy to record transfers between levels at the end of the reporting period.

The Fund did not invest in derivative securities or engage in hedging activities during the period ended May 31, 2018.

The Fund measures Level 3 activity as of the beginning and end of the period. For the period ended May 31, 2018, the Fund did not have any significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)/s/ John Buckel
  John Buckel, President

Date          July 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ John Buckel
John Buckel, President

Date            July 25, 2018

By (Signature and Title)* /s/ Jennifer Lima
 Jennifer Lima, Treasurer

Date           July 25, 2018

* Print the name and title of each signing officer under his or her signature.